Subsequent Events - Additional Information (Details) - USD ($)																12 Months Ended
	Jul. 26, 2024	Jul. 02, 2024	Apr. 22, 2024	Mar. 28, 2024	Mar. 26, 2024	Mar. 19, 2024	Jan. 02, 2024	Oct. 26, 2023	Oct. 23, 2023	Oct. 12, 2023	Oct. 10, 2023	Aug. 17, 2023	Aug. 14, 2023	Aug. 13, 2023	Jul. 14, 2023	Jun. 30, 2023	Dec. 31, 2023		Aug. 25, 2023	Dec. 28, 2022	Jun. 30, 2022
Subsequent Event [Line Items]
Ordinary Stock, Par value																$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common stock value																$ 12,679 [1]	$ 13,542	[1]			$ 12,143
Common stock, shares issued																126,799,854	135,430,451				121,432,144
Description of commitment fee shares																(A) the per Ordinary Share price, which price will be equal to the simple average of the daily VWAP of our Ordinary Shares during the ten trading days immediately preceding the effectiveness of the Registration Statement (the “Commitment Fee Share Price”) and (B) the lower of (i) the simple average of the three lowest intraday trade prices over the 20 trading days after (and not including) the date of effectiveness of the Registration Statement and (ii) the closing price on the 20th trading day after the effectiveness of the Registration Statement.
Business Combination Agreement
Subsequent Event [Line Items]
Common stock, shares issued																				609,756
Maximum | ELOC Purchase Agreement
Subsequent Event [Line Items]
Common stock value													$ 150,000,000
Class A Common Stock
Subsequent Event [Line Items]
New ordinary shares issued														1,999,998
Subsequent Event
Subsequent Event [Line Items]
Trading-day moving average		the average of 30 trading-day moving average and 50 trading-day moving average				average of 30 trading-day moving average and 50 trading-day moving average
Subsequent Event | Box Capital Inc
Subsequent Event [Line Items]
Number of ordinary shares issued as a part of compensation			400,000				400,000
Shares consideration amount			$ 100,000				$ 100,000
Subsequent Event | 3DOM Alliance
Subsequent Event [Line Items]
Price per share				$ 0.1785
New ordinary shares issued				28,700,000
Ordinary shares issued for conversion of debt, value				$ 5,100,000
Subsequent Event | Meteora Capital Partners LP
Subsequent Event [Line Items]
Restricted ordinary shares issued					3,000,000
Business combination by offset sellers prepayment amended amount					$ 500,000
Subsequent Event | Future Science Research Inc
Subsequent Event [Line Items]
Shares consideration amount		$ 1,032,584
Price per share		$ 0.1656
New ordinary shares issued		6,235,410
Subsequent Event | GEE Strategy Revitalize Japan Limited
Subsequent Event [Line Items]
Shares consideration amount	$ 1,603,891.22
Price per share	$ 0.1785
New ordinary shares issued	8,985,385
Subsequent Event | Forward Purchase Agreement
Subsequent Event [Line Items]
Common stock, shares issued								3,000,000
Recycled shares acquired								1,999,998
Trading days after amendment date								30 days
Prepayment fee								$ 500,000
Subsequent Event | ELOC Purchase Agreement
Subsequent Event [Line Items]
Common stock, shares issued										5,519,847			150,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross										2,994,012
Agreement term													36 months
Number of ordinary shares													$ 3,000,000
Subsequent Event | Payoff Letter Agreement
Subsequent Event [Line Items]
Deferred underwriting fee											$ 2,257,500
Advisory fee											$ 500,000
Subsequent Event | Directors and executive officers
Subsequent Event [Line Items]
Restricted ordinary shares issued		873,149				1,542,073
Price per share		$ 0.1785				$ 0.1785
Subsequent Event | Maximum | ELOC Purchase Agreement
Subsequent Event [Line Items]
Common stock value													$ 150,000,000
Subsequent Event | Class A Common Stock | Maximum | Forward Purchase Agreement
Subsequent Event [Line Items]
Shares issued, price per share														$ 0.0001
Common stock, shares issued														2,000,000
Prime Number Capital LLC | Subsequent Event | Business Combination Agreement
Subsequent Event [Line Items]
Common stock, shares issued																			609,756
Noco-tech | Subsequent Event | Sales and Purchase Agreement
Subsequent Event [Line Items]
Shares issued, price per share									$ 2
Noco-tech | Subsequent Event | Maximum | Sales and Purchase Agreement
Subsequent Event [Line Items]
Shares issued									25,000,000
Prime Number Acquisition I Corp
Subsequent Event [Line Items]
Common stock, shares issued																				126,799,854
Prime Number Acquisition I Corp | Subsequent Event
Subsequent Event [Line Items]
Ordinary Stock, Par value																			$ 0.0001
Common stock value																			$ 1,350,000,000
Prime Number Acquisition I Corp | Subsequent Event | Maximum | FPA Funding PIPE Subscription Agreement
Subsequent Event [Line Items]
Common stock, shares issued														2,000,000
Prime Number Acquisition I Corp | Subsequent Event | Third Monthly Extension Payment
Subsequent Event [Line Items]
Debt instrument issued, amount															$ 125,000
Debt instrument, convertible, conversion price															$ 10
Prime Number Acquisition I Corp | Subsequent Event | Forth Monthly Extension Payment
Subsequent Event [Line Items]
Debt instrument issued, amount												$ 125,000
Debt instrument, convertible, conversion price												$ 10
Prime Number Acquisition I Corp | Subsequent Event | Class A Common Stock
Subsequent Event [Line Items]
Ordinary Stock, Par value																			$ 0.0001
Prime Number Acquisition I Corp | Subsequent Event | Class B Common Stock
Subsequent Event [Line Items]
Ordinary Stock, Par value																			$ 0.0001

[1]	* Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.